Fidelity®

Cash Reserves

Annual Report

November 30, 2000

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

For the first time since 1990, the taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, appeared nearly certain to outperform the U.S. stock market, as measured by the S&P 500®. The former was up nearly 10% year to date through November, while the S&P 500 was down by approximately the same amount. Disappointing corporate earnings and uncertainty concerning a president-elect toppled the stock market late in the period.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended November 30, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Cash Reserves	6.13%	29.93%	61.85%
All Taxable Money Market Funds Average	5.81%	28.47%	58.20%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 981 money market funds.

Average Annual Total Returns

Periods ended November 30, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Cash Reserves	6.13%	5.38%	4.93%
All Taxable Money Market Funds Average	5.81%	5.13%	4.69%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Performance - continued

Yields

	11/28/00	8/29/00	5/30/00	2/29/00	11/30/99
Fidelity Cash Reserves	6.24%	6.26%	6.15%	5.53%	5.32%
All Taxable Money Market Funds Average	6.02%	6.00%	5.76%	5.27%	5.03%
	11/29/00	8/30/00	5/31/00	3/1/00	12/1/99
MMDA	2.14%	2.12%	2.10%	2.09%	2.07%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from iMoneyNet, Inc. The MMDA average is supplied by BANK RATE MONITOR(TM).

Comparing
Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

3

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with John Todd, Portfolio Manager of Fidelity Cash Reserves

Q. John, what was the investment environment like during the year that ended November 30, 2000?

A. During the first half of the period, the Federal Reserve Board raised short-term interest rates in an attempt to harness economic growth and temper inflationary pressures. From mid-1999 through May 2000, the Fed increased the benchmark fed funds target rate by 1.75 percentage points in a series of six separate moves. At the time of the Fed's last move, market observers expected that the Fed would continue to push rates higher through the end of 2000. This view proved to be unfounded, however, as the Fed decided it could tolerate faster economic growth, thanks in part to accelerating productivity that helped contain inflation. Consequently, the Fed decided during the summer to pause and assess the effects of its prior actions, and it remained on the sidelines as the fall's election approached. When the Fed decided to keep rates unchanged in August, it reaffirmed what had become the market's newfound belief that the Fed would keep rates steady for the balance of the year. Data continued to confirm that economic growth was moderating from the rapid pace we had seen in the first half of 2000. Several reasons were cited for this slowdown: the Fed rate increases raised borrowing costs; rising energy prices reduced consumers' disposable income; and raw materials costs hurt corporate earnings and stock market performance. Further, declining financial asset prices cut into disposable income, dampening economic growth. In spite of the slowdown, economic growth remained solid and inflation remained benign despite rising energy prices and a strong labor market. Productivity growth was credited for muting the inflationary effects typically sparked by low unemployment and rising wages and benefits. While the Fed maintained a bias toward raising rates during most of the second half of the period, evidence of softening economic growth both here and abroad prompted many investors to conclude that the next Fed move would be a rate cut.

Q. What was your strategy with the fund?

A. During the first half of the year, I kept the fund's average maturity relatively short, aiming to invest in as many securities as possible that matured right around the dates when the Fed held its Open Market Committee meetings. By doing so, I was able to re-invest maturing assets in securities offering increasing yields. Moving into the second quarter, investors were rewarded with higher yields for investing in longer-term securities. At that time, I extended the average maturity of the fund by buying six-month and one-year securities that I felt adequately compensated the fund given my interest-rate outlook. Once market sentiment shifted, investors were no longer rewarded for taking on the added risk of investing in longer-term money market securities. During the summer, I allowed the fund's average maturity to shorten because I did not feel the Fed would cut rates in the near term. Near the end of November, however, I started purchasing some longer-term paper to lock in higher yields in anticipation of declining rates.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on November 30, 2000, was 6.24%, compared to 5.32% 12 months ago. For the 12 months that ended November 30, 2000, the fund had a total return of 6.13%, compared to 5.81% for the all taxable money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, John?

A. Even though core inflation has started to creep up a bit, prices generally have stayed steady. The economy is slowing, and the big question at this point is just how much the economy will slow down. The magnitude and duration of the slowdown, as well as credit market behavior during the next few months, will play a big role in determining the future course of Fed policy. If recent turbulent market action continues and threatens to slow economic growth further, or if the economy slows too quickly, the Fed is likely to reduce rates. However, if markets stabilize the Fed would probably welcome slower growth at levels it feels comfortable would further dampen inflationary pressures.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income as is consistent with the preservation of capital and liquidity

Fund number: 055

Trading symbol: FDRXX

Start date: May 10,1979

Size: as of November 30, 2000, more than $44.2 billion

Manager: John Todd, since 1997; manager, several other Fidelity and Spartan taxable money market funds; joined Fidelity in 1981

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Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 11/30/00	% of fund's investments 5/31/00	% of fund's investments 11/30/99
0 - 30	36.6	53.3	35.8
31 - 90	37.3	25.9	40.5
91 - 180	24.8	10.6	19.7
181 - 397	1.3	10.2	4.0
Weighted Average Maturity
	11/30/00	5/31/00	11/30/99
Fidelity Cash Reserves	64 Days	67 Days	62 Days
All Taxable Money Market Funds Average **	50 Days	50 Days	54 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2000	As of May 31, 2000
Commercial Paper 47.0%	Commercial Paper 45.3%
Bank CDs, BAs, TDs, and Notes 50.5%	Bank CDs, BAs, TDs, and Notes 51.2%
Government Securities 2.6%	Government Securities 1.4%
Other Investments and Net Other Assets (0.1)%*	Other Investments and Net Other Assets 2.1%

* Other Investments and Net Other Assets are not included in the pie chart.

** Source: iMoneyNet, Inc.®

Annual Report

Investments November 30, 2000

Showing Percentage of Net Assets

Certificates of Deposit - 38.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 0.9%
First Union National Bank, North Carolina
5/15/01	7.35%	$ 225,000	$ 225,000
U.S. Bank NA, Minnesota
12/1/00	6.72 (b)	170,000	170,000
			395,000
London Branch, Eurodollar, Foreign Banks - 21.1%
Abbey National Treasury Services PLC
2/15/01	6.63	445,000	445,000
3/1/01	6.62	210,000	210,000
3/1/01	6.64	226,000	226,000
3/12/01	6.70	600,000	600,000
ABN-AMRO Bank NV
3/1/01	6.62	250,000	250,000
Alliance & Leicester PLC
3/5/01	6.65	100,000	100,000
Bank of Scotland Treasury Services PLC
2/7/01	6.64	150,000	149,997
Barclays Bank PLC
12/27/00	6.55	400,000	400,000
2/7/01	6.63	200,000	200,000
2/8/01	6.65	380,000	380,000
2/12/01	6.66	260,000	260,000
2/28/01	6.64	108,000	108,000
Bayerische Hypo-und Vereinsbank AG
12/11/00	6.50	300,000	300,000
2/7/01	6.63	200,000	200,000
2/8/01	6.64	100,000	100,000
2/26/01	6.74	400,000	400,000
3/1/01	6.64	225,000	225,000
3/13/01	6.67	340,000	340,000
3/26/01	6.62	325,000	325,000
Commerzbank AG
2/15/01	6.63	135,000	135,000
Credit Agricole Indosuez
5/31/01	6.60	200,000	200,009
Halifax PLC
12/7/00	6.43	25,000	25,000
2/16/01	6.63	90,000	90,000
2/20/01	6.63	75,000	75,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
ING Bank NV
2/7/01	6.63%	$ 250,000	$ 250,000
3/1/01	6.62	375,000	375,000
3/12/01	6.70	125,000	125,000
3/20/01	6.61	180,000	180,000
6/4/01	6.52	50,000	50,000
Landesbank Baden-Wuerttemberg
2/8/01	6.64	200,000	200,000
Landesbank Hessen-Thuringen
6/4/01	6.51	200,000	200,010
National Australia Bank Ltd.
2/5/01	6.63	50,000	49,998
Nationwide Building Society
2/14/01	6.70	110,000	110,000
Norddeutsche Landesbank Girozentrale
12/29/00	6.55	150,000	149,998
2/23/01	6.73	100,000	100,004
Northern Rock PLC
2/28/01	6.66	38,000	38,000
3/7/01	6.71	25,000	25,000
RaboBank Nederland Coop. Central
12/18/00	6.52	135,000	135,000
2/7/01	6.63	350,000	350,000
Societe Generale
12/1/00	6.57	225,000	225,000
12/18/00	6.54	210,000	210,000
Svenska Handelsbanken AB
2/1/01	6.65	50,000	50,000
2/1/01	6.67	100,000	100,001
3/2/01	6.64	100,000	100,000
Westdeutsche Landesbank Girozentrale
2/12/01	6.75	150,000	149,992
2/28/01	6.75	120,000	120,000
3/12/01	6.70	75,000	74,998
5/14/01	6.64	200,000	200,000
			9,312,007
New York Branch, Yankee Dollar, Foreign Banks - 16.6%
Bayerische Hypo-und Vereinsbank AG
2/5/01	6.63	300,000	300,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Canadian Imperial Bank of Commerce
12/1/00	6.62% (b)	$ 235,000	$ 234,924
12/21/00	6.55	100,000	100,000
Commerzbank AG
3/19/01	6.62	340,000	340,000
3/23/01	6.75	335,000	335,000
3/26/01	6.61	130,000	130,000
Credit Agricole Indosuez
12/4/00	6.55	100,000	100,000
2/20/01	6.64	450,000	450,000
Credit Communal de Belgique SA
5/2/01	7.11	100,000	99,988
5/3/01	7.10	100,000	99,988
Deutsche Bank AG
12/11/00	6.55 (b)	230,000	229,995
2/5/01	6.75	425,000	424,960
2/22/01	6.82	200,000	199,978
5/3/01	7.10	100,000	99,988
Dexia Bank SA
3/5/01	6.62	75,000	75,000
Dresdner Bank AG
12/29/00	7.05	345,000	345,000
Landesbank Baden-Wuerttemberg
2/12/01	6.63	200,000	200,001
Merita Bank PLC
2/13/01	6.63	100,000	100,000
2/20/01	6.63	135,000	135,000
2/21/01	6.64	50,000	50,000
3/6/01	6.63	115,000	115,000
National Bank of Canada
12/4/00	6.55	85,000	85,000
National Westminster Bank PLC
12/4/00	6.55	200,000	200,000
Norddeutsche Landesbank Girozentrale
2/8/01	6.75	110,000	109,990
5/8/01	7.15	215,000	214,982
Royal Bank of Canada
12/1/00	6.62 (b)	500,000	499,870
12/13/00	6.55 (b)	275,000	274,992
3/1/01	6.60	300,000	300,007
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Canada - continued
5/2/01	7.00%	$ 150,000	$ 149,988
5/3/01	7.10	15,000	14,998
Societe Generale
12/5/00	6.56 (b)	325,000	324,885
12/21/00	6.54 (b)	215,000	214,913
Svenska Handelsbanken AB
5/2/01	7.00	190,000	189,985
Toronto Dominion Bank
3/1/01	6.62	175,000	175,000
UBS AG
12/7/00	6.45	50,000	49,997
5/1/01	7.00	395,000	394,969
			7,364,398
TOTAL CERTIFICATES OF DEPOSIT			17,071,405
Commercial Paper - 47.0%

Alliance & Leicester PLC
12/18/00	6.65	100,000	99,693
5/21/01	6.61	45,000	43,632
Amsterdam Funding Corp.
12/1/00	6.56	25,000	25,000
12/6/00	6.56	175,000	174,842
12/13/00	6.58	50,000	49,891
12/14/00	6.56	10,000	9,976
12/18/00	6.57	100,000	99,692
12/19/00	6.57	100,000	99,675
12/20/00	6.57	70,000	69,759
12/21/00	6.57	25,000	24,909
12/22/00	6.60	50,000	49,811
ANZ (Delaware), Inc.
3/7/01	6.63	150,000	147,396
Aspen Funding Corp.
12/7/00	6.57	100,000	99,891
2/6/01	6.65	125,000	123,481
Asset Securitization Coop. Corp.
12/26/00	6.56 (b)	415,000	414,991
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Associates Corp. of North America
2/8/01	6.66%	$ 60,000	$ 59,246
2/13/01	6.70	100,000	98,658
2/14/01	6.70	25,000	24,660
3/19/01	6.64	97,000	95,106
3/21/01	6.61	100,000	98,035
Associates First Capital BV
2/2/01	6.71	55,000	54,371
2/20/01	6.71	50,000	49,265
3/21/01	6.65	60,000	58,807
AT&T Corp.
12/19/00	6.65 (b)	205,000	205,000
1/16/01	6.75 (b)	75,000	75,008
2/26/01	6.71	300,000	295,288
2/27/01	6.71	100,000	98,411
3/5/01	7.23	115,000	112,868
Bank of America Corp.
3/12/01	6.72	25,000	24,545
Bank One Corp.
3/22/01	6.62	75,000	73,502
Bear Stearns Companies, Inc.
12/11/00	6.62	70,000	69,874
Bradford & Bingley Building Society
2/6/01	6.65	50,000	49,391
2/15/01	6.64	75,000	73,966
CBA Finance, Inc.
2/27/01	6.64	30,000	29,522
3/2/01	6.62	125,000	122,943
Centric Capital Corp.
12/26/00	6.58	22,400	22,298
12/27/00	6.59	58,250	57,974
2/21/01	6.58	30,400	29,947
CIESCO LP
3/7/01	6.63	30,000	29,479
Citibank Credit Card Master Trust I (Dakota Certificate Program)
12/12/00	6.56	150,000	149,701
12/13/00	6.57	25,000	24,946
1/18/01	6.77	50,000	49,553
ConAgra Foods, Inc.
12/4/00	6.82	26,940	26,925
12/7/00	6.71	25,000	24,972
12/7/00	6.83	29,400	29,367
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
ConAgra Foods, Inc. - continued
12/14/00	6.75%	$ 60,000	$ 59,854
12/14/00	6.78	35,000	34,915
1/26/01	6.96	25,000	24,734
1/29/01	7.14	60,000	59,307
1/30/01	7.02	40,000	39,539
Conoco, Inc.
12/15/00	6.72	125,000	124,675
Corporate Asset Funding Co.
3/7/01	6.63	60,000	58,958
Corporate Receivables Corp.
12/6/00	6.57	25,000	24,977
12/6/00	6.60	75,000	74,932
12/15/00	6.55	45,000	44,886
2/5/01	6.65	100,000	98,799
2/26/01	6.65	85,000	83,659
CXC, Inc.
12/1/00	6.56	35,000	35,000
12/6/00	6.60	150,000	149,865
12/13/00	6.60	50,000	49,892
12/14/00	6.57	20,000	19,953
2/5/01	6.65	95,000	93,859
2/14/01	6.64	50,750	50,061
2/14/01	6.65	85,000	83,843
2/15/01	6.65	35,000	34,517
2/16/01	6.64	90,000	88,744
2/22/01	6.65	50,000	49,247
2/27/01	6.65	75,000	73,803
3/9/01	6.62	90,000	88,408
3/15/01	6.70	50,000	49,064
Daimler-Chrysler North America Holding Corp.
12/12/00	6.57	50,000	49,901
12/13/00	6.59	75,000	74,838
3/2/01	6.71	45,000	44,262
3/5/01	6.70	95,000	93,368
Delaware Funding Corp.
12/18/00	6.56	137,153	136,731
1/22/01	6.70	225,000	222,849
2/8/01	6.65	51,615	50,968
2/26/01	6.65	38,566	37,957
Den Danske Corp., Inc.
2/16/01	6.64	100,000	98,604
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Deutsche Bank Financial, Inc.
2/7/01	6.64%	$ 550,000	$ 543,226
2/8/01	6.64	150,000	148,125
2/15/01	6.63	200,000	197,247
5/7/01	6.63	195,000	189,545
Dominion Resources, Inc.
12/7/00	6.78	25,000	24,972
12/8/00	6.78	20,000	19,974
12/14/00	6.78	25,000	24,939
Edison Asset Securitization LLC
12/1/00	6.57	300,000	300,000
12/27/00	6.55	315,000	313,517
Enterprise Funding Corp.
2/12/01	6.66	35,943	35,466
2/27/01	6.64	145,000	142,685
Falcon Asset Securitization Corp.
12/13/00	6.56	39,120	39,035
12/15/00	6.59	80,000	79,798
1/22/01	6.69	107,142	106,119
1/31/01	6.72	60,000	59,325
2/23/01	6.65	49,000	48,255
3/20/01	6.69	30,000	29,412
Fortis Funding LLC
2/8/01	6.64	50,000	49,373
GE Capital International Funding, Inc.
2/7/01	6.65	150,000	148,144
2/8/01	6.67	118,000	116,532
2/9/01	6.63	140,000	138,225
General Electric Capital Corp.
12/18/00	6.57	195,000	194,405
2/9/01	6.73	100,000	98,730
2/27/01	6.72	115,000	113,173
3/5/01	6.58	50,000	49,155
3/13/01	6.64	140,000	137,438
General Motors Acceptance Corp.
2/1/01	6.71	85,000	84,046
2/9/01	6.64	110,000	108,605
2/12/01	6.64	185,000	182,554
2/13/01	6.64	550,000	542,622
2/15/01	6.64	250,000	246,559
2/16/01	6.64	200,000	197,211
2/20/01	6.64	85,000	83,751
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
General Motors Acceptance Corp. - continued
3/1/01	6.64%	$ 69,000	$ 67,875
3/2/01	6.72	115,000	113,110
Heller Financial, Inc.
12/11/00	6.73	50,000	49,907
12/14/00	6.74	25,000	24,940
2/1/01	7.06	50,000	49,402
2/15/01	7.14	95,000	93,590
2/21/01	7.11	50,000	49,194
ING America Insurance Holdings, Inc.
2/15/01	6.63	50,000	49,312
2/16/01	6.65	50,000	49,302
2/26/01	6.65	40,000	39,372
Jupiter Securitization Corp.
12/4/00	6.56	26,910	26,895
12/18/00	6.60	90,000	89,724
12/22/00	6.57	36,555	36,416
1/25/01	6.74	110,000	108,879
1/30/01	6.71	108,730	107,530
2/5/01	6.64	50,000	49,401
2/12/01	6.69	30,543	30,136
2/16/01	6.67	20,000	19,720
Kitty Hawk Funding Corp.
12/8/00	6.60	69,513	69,425
12/11/00	6.61	71,000	70,870
12/26/00	6.58	12,631	12,574
2/7/01	6.65	30,613	30,235
2/8/01	6.65	20,014	19,763
Lehman Brothers Holdings, Inc.
12/4/00	6.72 (b)	111,000	111,000
12/20/00	6.72 (b)	58,000	58,000
12/26/00	6.72 (b)	125,000	125,000
Lloyds TSB Bank PLC
2/16/01	6.63	125,000	123,258
Montauk Funding Corp.
12/14/00	6.56	65,000	64,847
2/6/01	6.65	88,756	87,674
2/8/01	6.66	185,000	182,677
2/9/01	6.67	85,000	83,917
2/12/01	6.67	85,000	83,871
2/15/01	6.66	80,300	79,190
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Nationwide Building Society
2/5/01	6.64%	$ 13,757	$ 13,592
2/9/01	6.65	80,000	78,983
2/13/01	6.65	9,158	9,035
New Center Asset Trust
2/12/01	6.64	150,000	148,014
2/16/01	6.65	100,000	98,603
2/20/01	6.65	150,000	147,793
2/26/01	6.65	195,000	191,923
Newport Funding Corp.
12/7/00	6.57	200,000	199,782
12/29/00	6.58	100,000	99,491
Park Avenue Receivables Corp.
12/12/00	6.55	125,573	125,323
PHH Corp.
12/6/00	6.80	35,000	34,967
12/22/00	6.85	12,300	12,251
12/22/00	6.87	50,000	49,801
1/31/01	7.00	35,000	34,592
Phillips Petroleum Co.
12/6/00	6.77	23,000	22,979
12/7/00	6.80	26,000	25,971
2/21/01	6.98	69,000	67,911
2/28/01	7.15	19,000	18,670
Preferred Receivables Funding Corp.
1/22/01	6.69	20,000	19,809
Qwest Capital Funding, Inc.
12/7/00	6.82	25,000	24,972
1/26/01	7.14	25,000	24,726
1/26/01	7.35	31,307	30,953
Rohm & Haas Co.
12/1/00	6.80	58,512	58,512
12/27/00	6.77	30,000	29,854
Royal Bank of Canada
3/1/01	6.60	30,000	29,513
Salomon Smith Barney Holdings, Inc.
12/4/00	6.56	70,000	69,962
12/21/00	6.56	60,000	59,782
2/26/01	6.64	100,000	98,424
Sears Roebuck Acceptance Corp.
2/13/01	7.16	35,000	34,493
2/15/01	7.12	30,000	29,557
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Sears Roebuck Acceptance Corp. - continued
2/21/01	7.13%	$ 22,000	$ 21,644
Societe Generale NA
12/26/00	6.69	110,000	109,513
2/14/01	6.63	136,500	134,646
2/20/01	6.64	85,000	83,752
2/28/01	6.72	350,000	344,380
3/5/01	6.61	250,000	245,760
3/7/01	6.62	100,000	98,267
Southern Co.
12/15/00	6.66	85,000	84,782
Svenska Handelsbanken, Inc.
2/8/01	6.63	28,000	27,650
3/12/01	6.70	30,000	29,455
Three Rivers Funding Corp.
12/22/00	6.58	25,000	24,904
Triple-A One Funding Corp.
12/6/00	6.56	27,808	27,783
12/7/00	6.55	30,214	30,181
12/15/00	6.59	54,514	54,376
2/5/01	6.65	50,000	49,401
Tyco International Group SA
12/6/00	6.85	50,000	49,953
12/12/00	6.78	23,500	23,452
1/29/01	7.02	65,000	64,265
1/31/01	7.08	35,000	34,587
UBS Finance, Inc.
3/26/01	6.62	460,000	450,493
3/30/01	6.62	520,000	508,879
5/25/01	6.61	460,000	445,711
Variable Funding Capital Corp.
12/11/00	6.56	32,935	32,875
12/12/00	6.56	100,000	99,801
12/12/00	6.57	50,000	49,901
12/12/00	6.59 (b)	125,000	125,000
2/9/01	6.64	20,000	19,746
2/14/01	6.64	50,000	49,320
2/14/01	6.65	16,000	15,782
2/21/01	6.58	100,000	98,510
2/21/01	6.59	150,000	147,765
Ventures Business Trust
12/7/00	6.60	75,000	74,919
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Ventures Business Trust - continued
12/14/00	6.60%	$ 150,000	$ 149,648
12/27/00	6.65	125,000	124,413
2/21/01	6.59	135,000	132,986
3/7/01	6.66	200,000	196,512
Verizon Global Funding Corp.
12/12/00	6.58	45,000	44,911
Vodafone AirTouch PLC
12/6/00	6.57	100,000	99,909
12/7/00	6.57	80,000	79,913
Wells Fargo Financial, Inc.
2/27/01	6.63	50,000	49,203
Windmill Funding Corp.
12/7/00	6.56	50,000	49,946
12/7/00	6.59	50,000	49,946
12/12/00	6.56	25,000	24,950
12/13/00	6.56	194,000	193,578
12/13/00	6.57	75,000	74,838
12/13/00	6.60	60,000	59,870
12/14/00	6.56	165,000	164,611
12/18/00	6.57	25,000	24,923
12/19/00	6.56	50,000	49,837
12/20/00	6.57	50,000	49,828
WorldCom, Inc.
12/1/00	6.73	32,215	32,215
12/1/00	7.00	45,000	45,000
12/7/00	6.76	125,000	124,860
12/7/00	6.78	100,000	99,888
12/14/00	6.78	25,000	24,939
2/1/01	7.05	105,000	103,746
TOTAL COMMERCIAL PAPER			20,798,566
Federal Agencies - 2.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 1.2%
Discount Notes - 1.2%
3/19/01	6.51%	$ 50,000	$ 49,051
4/5/01	6.52	91,286	89,283
5/24/01	6.48	280,000	271,508
5/31/01	6.49	150,000	145,264
			555,106
Federal Home Loan Bank - 0.5%
Discount Notes - 0.5%
2/1/01	6.50	161,000	159,309
3/14/01	6.50	50,000	49,094
			208,403
Freddie Mac - 0.9%
Discount Notes - 0.9%
2/1/01	6.57	86,000	85,087
2/7/01	6.50	200,000	197,696
5/24/01	6.49	100,000	96,960
			379,743
TOTAL FEDERAL AGENCIES			1,143,252
Bank Notes - 2.7%

Bank of America NA
3/21/01	6.75	250,000	250,000
Bank One NA, Chicago
2/20/01	6.61	250,000	250,000
4/16/01	6.62	250,000	250,000
5/21/01	6.64	300,000	300,000
Comerica Bank, Detroit
12/1/00	6.64 (b)	125,000	124,990
Lasalle Bank NA
2/5/01	6.75	30,000	29,997
TOTAL BANK NOTES			1,204,987
Master Notes - 1.0%

Goldman Sachs Group, Inc.
12/28/00	6.63 (c)	255,000	255,000
2/15/01	6.72 (c)	205,000	205,000
TOTAL MASTER NOTES			460,000
Medium-Term Notes - 4.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Associates Corp. of North America
12/29/00	6.66% (b)	$ 415,000	$ 415,000
Bank of Scotland Treasury Services PLC
1/19/01	6.77 (b)	129,000	129,001
CIT Group, Inc.
12/1/00	6.61 (b)	190,000	189,949
Ford Motor Credit Co.
12/11/00	6.58 (b)	250,000	249,995
General Motors Acceptance Corp.
12/14/00	6.57 (b)	140,000	139,996
12/28/00	6.56 (b)	200,000	199,957
General Motors Acceptance Corp. Mortgage Credit
12/1/00	6.67	225,000	225,000
Merrill Lynch & Co., Inc.
12/4/00	6.59 (b)	190,000	189,994
Morgan Stanley Dean Witter & Co.
12/18/00	6.68 (b)	150,000	149,999
TOTAL MEDIUM-TERM NOTES			1,888,891
Short-Term Notes - 3.9%

Jackson National Life Insurance Co.
1/1/01	6.97 (b)(c)	130,000	130,000
Monumental Life Insurance Co.
12/1/00	6.76 (b)(c)	78,000	78,000
12/1/00	6.79 (b)(c)	65,000	65,000
2/1/01	6.96 (b)(c)	50,000	50,000
New York Life Insurance Co.
12/1/00	6.81 (b)(c)	75,000	75,000
12/22/00	6.94 (b)(c)	81,000	81,000
1/1/01	6.95 (b)(c)	140,000	140,000
Pacific Life Insurance Co.
12/8/00	6.76 (b)(c)	55,000	55,000
RACERS Series 00 10MM,
12/22/00	6.64 (a)(b)	185,000	185,000
Strategic Money Market Trust Series 2000 A,
12/13/00	6.64 (b)(c)	305,000	305,000
Strategic Money Market Trust Series 2000 B,
12/13/00	6.66 (a)(b)	130,000	130,000
Strategic Money Market Trust Series 2000 E,
12/14/00	6.64 (a)(b)	125,000	125,000
Short-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Transamerica Occidental Life Insurance Co.
2/1/01	6.93% (b)(c)	$ 200,000	$ 200,000
Travelers Insurance Co.
1/29/01	6.87 (b)(c)	95,000	95,000
TOTAL SHORT-TERM NOTES			1,714,000
Repurchase Agreements - 3.9%
	Maturity Amount (000s)
In a joint trading account (U.S. Government Obligations) dated 11/30/00 due 12/1/00 At 6.55%	$ 724	724
With:
Chase Securities, Inc. At 6.66%, dated 11/30/00 due 12/1/00 (Commercial Paper Obligations) (principal amount $614,715,128) 0% - 7.4%, 12/1/00 - 1/31/01	600,111	600,000
Deutsche Bank Securities, Inc. At 6.64%, dated 11/30/00 due 12/1/00 (Commerical Paper Obligations) (principal amount $77,802,448) 0% - 6.86%, 12/5/00 - 2/15/01	76,014	76,000
Goldman Sachs & Co. At 6.63%, dated 11/30/00 due 12/1/00 (Commercial Paper Obligations) (principal amount $163,717,000) 0% - 6.9%, 12/1/00 - 12/27/00	160,029	160,000
J.P. Morgan Securities At 6.62%, dated 11/30/00 due 12/1/00 (Corporate Obligations) (principal amount $206,558,431) 7.125% - 7.5%, 3/15/05 - 12/1/46	200,037	200,000
Merrill Lynch Pierce Fenner & Smith At 6.64%, dated 11/30/00 due 12/1/00 (Commercial Paper Obligations) (principal amount $430,897,000) 0%, 12/1/00 - 12/20/00	410,076	410,000
Morgan Stanley & Co. At 6.62%, dated 11/30/00 due 12/1/00 (Commercial Paper Obligations):
(principal amount $102,624,727) 0% - 6.9%, 12/1/00 - 3/28/01	100,018	100,000
(principal amount $179,593,273) 0% - 6.9%, 12/1/00 - 3/28/01	175,032	175,000
TOTAL REPURCHASE AGREEMENTS		1,721,724
TOTAL INVESTMENT PORTFOLIO - 104.0%	46,002,825
NET OTHER ASSETS - (4.0)%	(1,788,386)
NET ASSETS - 100%	$ 44,214,439
Total Cost for Income Tax Purposes $ 46,002,825
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $440,000,000 or 1.0% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Goldman Sachs Group, Inc.: 6.63%, 12/28/00	10/25/00	$ 255,000
6.72%, 2/15/01	10/19/00	$ 205,000
Jackson National Life Insurance Co.: 6.97%, 1/1/01	7/6/99	$ 130,000
Monumental Life Insurance Co.: 6.76%, 12/1/00	7/31/98 - 9/17/98	$ 78,000
6.79%, 12/1/00	3/12/99	$ 65,000
6.96%, 2/1/01	2/1/00	$ 50,000
New York Life Insurance Co.: 6.81%, 12/1/00	8/28/00	$ 75,000
6.94%, 12/22/00	12/20/99	$ 81,000
6.95%, 1/1/01	7/13/00	$ 140,000
Security	Acquisition Date	Cost (000s)
Pacific Life Insurance Co. 6.76%, 12/8/00	9/8/00	$ 55,000
Strategic Money Market Trust Series 2000 A, 6.64%, 12/13/00	9/7/00	$ 305,000
Transamerica Occidental Life Insurance Co. 6.93%, 2/1/01	4/28/00	$ 200,000
Travelers Insurance Co. 6.87%, 1/29/01	4/28/00	$ 95,000
Income Tax Information
At November 30, 2000, the fund had a capital loss carryforward of approximately $1,582,000 of which $1,422,000 and $160,000 will expire on November 30, 2002 and 2004, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	November 30, 2000
Assets
Investment in securities, at value (including repurchase agreements of $1,721,724) - See accompanying schedule		$ 46,002,825
Receivable for fund shares sold		403,833
Interest receivable		287,101
Other receivables		27
Prepaid expenses		123
Total assets		46,693,909
Liabilities
Payable for investments purchased	$ 2,124,840
Payable for fund shares redeemed	334,098
Distributions payable	1,383
Accrued management fee	9,288
Other payables and accrued expenses	9,861
Total liabilities		2,479,470
Net Assets		$ 44,214,439
Net Assets consist of:
Paid in capital		$ 44,216,021
Accumulated net realized gain (loss) on investments		(1,582)
Net Assets, for 44,214,792 shares outstanding		$ 44,214,439
Net Asset Value, offering price and redemption price per share ($44,214,439 ÷ 44,214,792 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2000
Investment Income Interest		$ 2,657,975
Expenses
Management fee	$ 99,814
Transfer agent fees	83,913
Accounting fees and expenses	1,234
Non-interested trustees' compensation	149
Custodian fees and expenses	663
Registration fees	2,452
Audit	170
Legal	143
Interest	18
Reports to shareholders	1,252
Miscellaneous	1,557
Total expenses before reductions	191,365
Expense reductions	(998)	190,367
Net investment income		2,467,608
Net Realized Gain (Loss) on Investments		317
Net increase in net assets resulting from operations		$ 2,467,925

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2000	Year ended November 30, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 2,467,608	$ 1,687,220
Net realized gain (loss)	317	221
Net increase (decrease) in net assets resulting from operations	2,467,925	1,687,441
Distributions to shareholders from net investment income	(2,467,608)	(1,687,220)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	123,926,208	89,997,182
Reinvestment of distributions from net investment income	2,418,266	1,646,256
Cost of shares redeemed	(120,111,109)	(84,362,953)
Net increase (decrease) in net assets and shares resulting from share transactions	6,233,365	7,280,485
Total increase (decrease) in net assets	6,233,682	7,280,706
Net Assets
Beginning of period	37,980,757	30,700,051
End of period	$ 44,214,439	$ 37,980,757

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.060	.048	.052	.052	.051
Less Distributions
From net investment income	(.060)	(.048)	(.052)	(.052)	(.051)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.13%	4.94%	5.34%	5.30%	5.18%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 44,214	$ 37,981	$ 30,700	$ 23,498	$ 21,241
Ratio of expenses to average net assets	.46%	.44%	.47%	.49%	.51%
Ratio of expenses to average net assets after expense reductions	.46%	.44%	.47%	.48% B	.51%
Ratio of net investment income to average net assets	5.97%	4.85%	5.20%	5.22%	5.06%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2000

1. Significant Accounting Policies.

Fidelity Cash Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements - continued

the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Reverse Repurchase Agreements. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. The average daily balance during the period for which the reverse repurchase agreement was outstanding amounted to $135,000,000. The weighted average interest rate was 4.75%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

When-Issued Securities. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $1,734,000,000 or 3.9% of net assets.

3. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and an income-based fee. The group fee rate is

Annual Report

Notes to Financial Statements - continued

3. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .03%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is .24% of average net assets. For the period, the total management fee was equivalent to an annual rate of .24%. The income-based portion of this fee was equal to $35,453,000, or an annual rate of .09% of the fund's average net assets.

On January 1, 2001, a new management fee contract ("new contract") will take effect. Under the new contract the management fee rate will be the group fee rate plus a total income based component, which is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The minimum income based component will be .05% of average net assets (at a fund annualized gross yield of 0%), and the maximum income based component will be .27% of average net assets (at a fund annualized gross yield of 15% or more). The individual fund fee rate will be eliminated. FMR has voluntarily agreed to limit the fund's management fee to the lesser of the amount that would be paid under the present management fee contract or the new management fee contract for a period of six months beginning on January 1, 2001.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance

Annual Report

Notes to Financial Statements - continued

3. Fees and Other Transactions with Affiliates - continued

Money Market Insurance - continued

agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $1,471,000 for the calendar year 2000 to FIDFUNDS, which are being amortized over one year.

4. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $22,316,000. The weighted average interest rate was 6.18%. Interest earned from the interfund lending program amounted to $38,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $7,000 and $991,000, respectively, under these arrangements.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Reserves (a fund of Fidelity Phillips Street Trust) at November 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Reserves' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
January 4, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 13, 2000. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.*

	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	22,050,245,540.50	97.294
Withheld	613,158,604.54	2.706
TOTAL	22,663,404,145.04	100.000
Ralph F. Cox
Affirmative	22,019,199,230.85	97.158
Withheld	644,204,914.19	2.842
TOTAL	22,663,404,145.04	100.000
Phyllis Burke Davis
Affirmative	22,017,641,458.07	97.151
Withheld	645,762,686.97	2.849
TOTAL	22,663,404,145.04	100.000
Robert M. Gates
Affirmative	22,029,803,519.05	97.204
Withheld	633,600,625.99	2.796
TOTAL	22,663,404,145.04	100.000
Edward C. Johnson 3d
Affirmative	22,025,720,193.89	97.186
Withheld	637,683,951.15	2.814
TOTAL	22,663,404,145.04	100.000
Donald J. Kirk
Affirmative	22,032,113,451.26	97.214
Withheld	631,290,693.78	2.786
TOTAL	22,663,404,145.04	100.000
	# of Votes Cast	% of Votes Cast
Marie L. Knowles
Affirmative	22,041,221,081.90	97.255
Withheld	622,183,063.14	2.745
TOTAL	22,663,404,145.04	100.000
Ned C. Lautenbach
Affirmative	22,048,773,951.37	97.288
Withheld	614,630,193.67	2.712
TOTAL	22,663,404,145.04	100.000
Peter S. Lynch
Affirmative	22,058,489,705.67	97.331
Withheld	604,914,439.37	2.669
TOTAL	22,663,404,145.04	100.000
William O. McCoy
Affirmative	22,039,524,431.99	97.247
Withheld	623,879,713.05	2.753
TOTAL	22,663,404,145.04	100.000
Marvin L. Mann
Affirmative	22,036,515,624.63	97.234
Withheld	626,888,520.41	2.766
TOTAL	22,663,404,145.04	100.000
Robert C. Pozen
Affirmative	22,047,476,160.44	97.282
Withheld	615,927,984.60	2.718
TOTAL	22,663,404,145.04	100.000
PROPOSAL 2
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	20,927,963,809.77	95.489
Against	351,956,896.50	1.606
Abstain	636,786,384.09	2.905
TOTAL	21,916,707,090.36	100.000
PROPOSAL 3
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	20,850,209,731.63	91.999
Against	704,834,784.31	3.110
Abstain	1,108,359,629.10	4.891
TOTAL	22,663,404,145.04	100.000
PROPOSAL 4
To adopt an Amended and Restated Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	20,280,127,006.44	89.484
Against	1,235,514,939.40	5.452
Abstain	1,147,762,199.20	5.064
TOTAL	22,663,404,145.04	100.000
PROPOSAL 5
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	18,460,208,240.21	84.229
Against	2,370,924,130.07	10.818
Abstain	1,085,574,720.08	4.953
TOTAL	21,916,707,090.36	100.000
PROPOSAL 6
To amend the fund's fundamental investment limitation concerning diversification.
	# of Votes Cast	% of Votes Cast
Affirmative	19,296,871,783.68	88.046
Against	1,570,653,224.28	7.167
Against	1,049,182,082.40	4.787
TOTAL	21,916,707,090.36	100.000
PROPOSAL 7
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	19,266,845,857.34	87.909
Against	1,519,384,726.42	6.933
Abstain	1,130,476,506.60	5.158
TOTAL	21,916,707,090.36	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

John J. Todd, Vice President

Eric D. Roiter, Secretary

Robert A Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

William O. McCoy *

Marvin L. Mann *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity Cash Reserves

Fidelity Daily Income Trust

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CAS-ANN-0101 122235
1.539092.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

U.S. Government Reserves

Annual Report

November 30, 2000

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

For the first time since 1990, the taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, appeared nearly certain to outperform the U.S. stock market, as measured by the S&P 500®. The former was up nearly 10% year to date through November, while the S&P 500 was down by approximately the same amount. Disappointing corporate earnings and uncertainty concerning a president-elect toppled the stock market late in the period.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

Cumulative Total Returns

Periods ended November 30, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity US Government Reserves	6.00%	29.50%	59.43%
Government Retail Money Market Funds Average	5.59%	27.28%	55.82%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government retail money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 211 money market funds.

Average Annual Total Returns

Periods ended November 30, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity US Government Reserves	6.00%	5.31%	4.78%
Government Retail Money Market Funds Average	5.59%	4.94%	4.53%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Performance - continued

Yields

	11/28/00	8/29/00	5/30/00	2/29/00	11/30/99
Fidelity U.S. Government Reserves	6.20%	6.21%	5.90%	5.44%	5.23%
Government Retail Money Market Funds Average	5.85%	5.79%	5.53%	5.07%	4.80%
	11/29/00	8/30/00	5/31/00	3/1/00	12/1/99
MMDA	2.14%	2.12%	2.10%	2.09%	2.07%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government retail money market funds average and the bank money market deposit account (MMDA) average. Figures for the government retail money market funds average are from iMoneyNet, Inc. The MMDA average is supplied by BANK RATE MONITOR(TM).

Comparing
Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

3

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Robert Litterst, Portfolio Manager of Fidelity U.S. Government Reserves

Q. Bob, what was the investment environment like during the 12 months that ended November 30, 2000?

A. During the first half of the period, the Federal Reserve Board embarked on a protracted program of raising short-term interest rates in an attempt to dampen growth and head off inflation. All told, from mid-1999 through May 2000, the Fed raised the rate banks charge each other for overnight loans by 1.75 percentage points. Following the last rate hike, sentiment in the market reflected the belief that the Fed would continue raising rates at least through the end of 2000. However, market expectations shifted as economic indicators showed that the Fed's rate hikes were beginning to take effect, and the torrid pace of economic growth that prevailed during the past year was moderating. In addition to the Fed's rate increases, rising energy prices and a struggling stock market had a dampening effect on the economy. The slowdown did not develop into something worse primarily because consumer spending - which represents about two-thirds of gross domestic product - remained solid. Consumer activity was underpinned by a strong job market, solid income gains and high levels of consumer confidence. Despite higher energy prices, inflation remained under control, helped by intense competition, surging productivity growth and a strong dollar. As market participants realized that the Fed would not have to raise rates as much as previously expected, market rates began to fall. By the end of the period, market rates looking out to 2001 priced in the likelihood that the next Fed move would be a rate cut, due to an abrupt shift in financial market conditions, energy prices and consumer confidence.

Q. Were there any developments of note within the government money market sector?

A. Yes, there were. Government agencies such as the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Bank (Freddie Mac) - which enjoy the implicit backing of the federal government - came under the scrutiny of Congress. Specifically, some in Congress raised concerns that the agencies were involved in activities that fell outside their mission and were too risky, and that they had grown too far too fast during the past few years. These concerns hurt agency debt in longer maturities, but short-term agency debt was unaffected. In October, the heads of the agencies reassured members of Congress that they would increase capital, liquidity and disclosure, and would work more closely with Congressional leaders to strengthen regulatory oversight. This announcement significantly reduced the political risk associated with the agencies. Still, I will continue to closely monitor this situation going forward.

Q. What was your strategy with the fund?

A. During the first half of the period, I kept the fund's average maturity consistently longer than that of its peers, in spite of rising rates. I did so to take advantage of buying opportunities in longer-term securities that factored in expectations of future Fed rate hikes. In the second half, the fund's average maturity fluctuated from the mid-40 day range to the low 70-day range, depending on where I could find value. As it became more clear that the Fed would hold short-term rates steady for the time being, I tried to keep the fund's average maturity within about 10 to 15 days of its peer group, buying securities in the one- to six-month range that offered particular value at specific points in time. Near the end of November, however, I started purchasing some longer-term paper to lock in higher yields in anticipation of declining rates. In addition, I reduced the fund's variable-rate holdings and increased its stake in repurchase agreements, because the former group became expensive and the latter group tends to become cheap and offer attractive yields late in each calendar year.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on November 30, 2000, was 6.21%, compared to 5.23% 12 months ago. For the 12 months that ended November 30, 2000, the fund had a total return of 6.00%, compared to 5.59% for the government retail money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Bob?

A. The Fed appears to have achieved its goal of a soft landing, where economic growth slows to a sustainable, non-inflationary pace, but not so much that the economy enters a recession. In this environment, the Fed may maintain a stable monetary policy. However, if growth slows sharply or if fragile financial conditions in certain parts of the world deteriorate into crises, the Fed does have the flexibility to lower rates to restore confidence and liquidity. I plan to continue to pursue opportunities that offer favorable risk and reward trade-offs for shareholders. Also, I expect to maintain an average maturity moderately longer than the fund's peers.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income as is consistent with the security of principal and liquidity

Fund number: 050

Trading symbol: FGRXX

Start date: November 3, 1981

Size: as of November 30, 2000, more than $1.4 billion

Manager: Robert Litterst, since 1997; manager, several Fidelity and Spartan taxable money market funds; joined Fidelity in 1991

3

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 11/30/00	% of fund's investments 5/31/00	% of fund's investments 11/30/99
0 - 30	53.6	52.0	50.3
31 - 90	14.8	30.1	23.5
91 - 180	25.1	9.0	14.2
181 - 397	6.5	8.9	12.0
Weighted Average Maturity
	11/30/00	5/31/00	11/30/99
Fidelity U.S. Government Reserves	65 Days	57 Days	60 Days
Government Retail Money Market Funds Average *	43 Days	47 Days	54 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2000	As of May 31, 2000
Federal Agency Issues 61.9%	Federal Agency Issues 76.7%
U.S. Treasury Obligations 0.2%	U.S. Treasury Obligations 0.0%
Repurchase Agreements and Net Other Assets 37.9%	Repurchase Agreements and Net Other Assets 23.3%

Annual Report

Investments November 30, 2000

Showing Percentage of Net Assets

Federal Agencies - 61.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 35.2%
Agency Coupons - 13.0%
12/1/00	6.48% (a)	$ 15,000	$ 14,993
12/1/00	6.49 (a)	34,000	33,985
12/1/00	6.53 (a)	25,000	24,995
12/4/00	6.54 (a)	45,000	44,982
3/1/01	6.55	11,000	11,000
3/20/01	6.49	15,000	14,999
11/14/01	6.55	15,000	14,999
11/16/01	6.54	17,000	16,995
11/21/01	6.39	17,000	16,993
			193,941
Discount Notes - 22.2%
12/1/00	6.56	11,000	11,000
2/1/01	6.64	20,000	19,779
2/1/01	6.67	15,000	14,833
2/22/01	6.63	20,000	19,704
3/15/01	6.50	15,000	14,724
3/28/01	6.50	85,000	83,245
5/10/01	6.53	52,000	50,539
5/10/01	7.20	22,000	21,343
5/17/01	6.49	25,149	24,415
5/24/01	6.50	65,000	63,024
10/5/01	6.48	10,385	9,841
			332,447
			526,388
Federal Home Loan Bank - 12.3%
Agency Coupons - 9.0%
12/1/00	6.03	11,000	11,000
12/5/00	6.84 (a)	30,000	29,998
1/12/01	6.58 (a)	27,000	26,984
1/19/01	6.55 (a)	44,000	43,974
2/7/01	6.48	22,860	22,851
			134,807
Discount Notes - 3.3%
3/2/01	6.58	50,000	49,195
			184,002
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - 13.6%
Agency Coupons - 6.6%
12/1/00	6.47% (a)	$ 15,000	$ 14,988
12/5/00	6.77 (a)	28,000	27,987
1/10/01	6.59 (a)	25,000	24,997
1/16/01	6.43	18,000	17,860
1/16/01	6.63	7,000	6,942
1/16/01	6.77	2,400	2,379
7/24/01	6.83	3,600	3,599
			98,752
Discount Notes - 7.0%
2/7/01	6.50	15,000	14,827
3/1/01	6.60	40,000	39,361
5/24/01	7.22	15,000	14,512
10/11/01	6.47	20,000	18,934
11/8/01	6.50	17,000	16,015
			103,649
			202,401
Project America Ship I, Inc. - 0.8%
Agency Coupons - 0.8%
1/31/01	6.71 (a)	12,500	12,500
TOTAL FEDERAL AGENCIES			925,291
U.S. Treasury Obligations - 0.2%

U.S. Treasury Notes - Principal Strips - 0.2%
9/30/01	6.53	3,240	3,072
Repurchase Agreements - 40.9%
	Maturity Amount (000s)
In a joint trading account (U.S. Government Obligations) dated:
11/6/00 due 1/8/01 At 6.57%	$ 15,172	15,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (U.S. Government Obligations) dated: - continued
11/16/00 due:
1/3/01 At 6.56%	$ 25,219	$ 25,000
1/8/01 At 6.57%	40,387	40,000
11/30/00 due 12/1/00 At 6.55%	530,843	530,746
TOTAL REPURCHASE AGREEMENTS		610,746
TOTAL INVESTMENT PORTFOLIO - 103.0%		1,539,109
NET OTHER ASSETS - (3.0)%		(44,607)
NET ASSETS - 100%		$ 1,494,502
Total Cost for Income Tax Purposes $ 1,539,109
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information

A total of 26.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	November 30, 2000
Assets
Investment in securities, at value (including repurchase agreements of $610,746) - See accompanying schedule		$ 1,539,109
Receivable for fund shares sold		5,933
Interest receivable		3,719
Prepaid expenses		1
Total assets		1,548,762
Liabilities
Payable for investments purchased	$ 44,982
Payable for fund shares redeemed	8,485
Distributions payable	213
Accrued management fee	311
Other payables and accrued expenses	269
Total liabilities		54,260
Net Assets		$ 1,494,502
Net Assets consist of:
Paid in capital		$ 1,494,502
Net Assets, for 1,494,730 shares outstanding		$ 1,494,502
Net Asset Value, offering price and redemption price per share ($1,494,502 ÷ 1,494,730 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2000
Investment Income Interest		$ 93,734
Expenses
Management fee	$ 3,472
Transfer agent fees	2,625
Accounting fees and expenses	152
Non-interested trustees' compensation	6
Custodian fees and expenses	18
Registration fees	64
Audit	30
Legal	6
Reports to shareholders	38
Miscellaneous	12
Total expenses before reductions	6,423
Expense reductions	(114)	6,309
Net investment income		87,425
Net Realized Gain (Loss) on Investments		135
Net increase in net assets resulting from operations		$ 87,560

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2000	Year ended November 30, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 87,425	$ 71,603
Net realized gain (loss)	135	13
Net increase (decrease) in net assets resulting from operations	87,560	71,616
Distributions to shareholders from net investment income	(87,425)	(71,603)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,528,047	1,804,876
Reinvestment of distributions from net investment income	84,399	68,873
Cost of shares redeemed	(1,660,258)	(1,758,851)
Net increase (decrease) in net assets and shares resulting from share transactions	(47,812)	114,898
Total increase (decrease) in net assets	(47,677)	114,911
Net Assets
Beginning of period	1,542,179	1,427,268
End of period	$ 1,494,502	$ 1,542,179

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.058	.048	.052	.051	.050
Less Distributions
From net investment income	(.058)	(.048)	(.052)	(.051)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.00%	4.86%	5.29%	5.26%	5.12%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,495	$ 1,542	$ 1,427	$ 1,290	$ 1,243
Ratio of expenses to average net assets	.43%	.41%	.45%	.48%	.51%
Ratio of expenses to average net assets after expense reductions	.42% B	.40% B	.44% B	.48%	.50% B
Ratio of net investment income to average net assets	5.85%	4.77%	5.16%	5.13%	5.02%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2000

1. Significant Accounting Policies.

Fidelity U.S. Government Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

When-Issued Securities. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated November 6, 2000, due January 8, 2001	At 6.57%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$252,874,375
Aggregate market value of transferred assets	$257,872,187
Coupon rates of transferred assets	0.00% to 9.50%
Maturity dates of transferred assets	11/01/05 to 11/01/30

Dated November 16, 2000, due January 3, 2001	At 6.56%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$252,186,667
Aggregate market value of transferred assets	$255,655,216
Coupon rates of transferred assets	0.00% to 7.25%
Maturity dates of transferred assets	12/01/00 to 6/22/09

Annual Report

Notes to Financial Statements - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated November 16, 2000, due January 8, 2001	At 6.57%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$252,418,125
Aggregate market value of transferred assets	$273,959,707
Coupon rates of transferred assets	0.0% to 14.50%
Maturity dates of transferred assets	07/01/01 to 6/01/33

Dated November 30, 2000, due December 1, 2000	At 6.55%
Number of dealers or banks	18
Maximum amount with one dealer or bank	13.3%
Aggregate principal amount of agreements	$15,021,000,000
Aggregate maturity amount of agreements	$15,023,734,782
Aggregate market value of transferred assets	$15,377,822,738
Coupon rates of transferred assets	0.00% to 14.5%
Maturity dates of transferred assets	12/01/00 to 10/01/40

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .03%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is .24% of average net assets. For the period, the total management fee was equivalent to an annual rate of .23%. The income-based portion of this fee was equal to $1,143,000, or an annual rate of .08% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

On January 1, 2001, a new management fee contract ("new contract") will take effect. Under the new contract the management fee rate will be the group fee rate plus a total income based component, which is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The minimum income based component will be .05% of average net assets (at a fund annualized gross yield of 0%), and the maximum income based component will be .27% of average net assets (at a fund annualized gross yield of 15% or more). The individual fund fee rate will be eliminated. FMR has voluntarily agreed to limit the fund's management fee to the lesser of the amount that would be paid under the present management fee contract or the new management fee contract for a period of six months beginning on January 1, 2001.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .18% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $9,000 for the calendar year 2000 to FIDFUNDS, which are being amortized over one year.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,000 and $113,000, respectively, under these arrangements.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity U.S. Government Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Government Reserves (a fund of Fidelity Phillips Street Trust) at November 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity U.S. Government Reserves' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
January 4, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 13, 2000. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.*

	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	22,050,245,540.50	97.294
Withheld	613,158,604.54	2.706
TOTAL	22,663,404,145.04	100.000
Ralph F. Cox
Affirmative	22,019,199,230.85	97.158
Withheld	644,204,914.19	2.842
TOTAL	22,663,404,145.04	100.000
Phyllis Burke Davis
Affirmative	22,017,641,458.07	97.151
Withheld	645,762,686.97	2.849
TOTAL	22,663,404,145.04	100.000
Robert M. Gates
Affirmative	22,029,803,519.05	97.204
Withheld	633,600,625.99	2.796
TOTAL	22,663,404,145.04	100.000
Edward C. Johnson 3d
Affirmative	22,025,720,193.89	97.186
Withheld	637,683,951.15	2.814
TOTAL	22,663,404,145.04	100.000
Donald J. Kirk
Affirmative	22,032,113,451.26	97.214
Withheld	631,290,693.78	2.786
TOTAL	22,663,404,145.04	100.000
	# of Votes Cast	% of Votes Cast
Marie L. Knowles
Affirmative	22,041,221,081.90	97.255
Withheld	622,183,063.14	2.745
TOTAL	22,663,404,145.04	100.000
Ned C. Lautenbach
Affirmative	22,048,773,951.37	97.288
Withheld	614,630,193.67	2.712
TOTAL	22,663,404,145.04	100.000
Peter S. Lynch
Affirmative	22,058,489,705.67	97.331
Withheld	604,914,439.37	2.669
TOTAL	22,663,404,145.04	100.000
William O. McCoy
Affirmative	22,039,524,431.99	97.247
Withheld	623,879,713.05	2.753
TOTAL	22,663,404,145.04	100.000
Marvin L. Mann
Affirmative	22,036,515,624.63	97.234
Withheld	626,888,520.41	2.766
TOTAL	22,663,404,145.04	100.000
Robert C. Pozen
Affirmative	22,047,476,160.44	97.282
Withheld	615,927,984.60	2.718
TOTAL	22,663,404,145.04	100.000
PROPOSAL 2
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	705,815,712.92	94.525
Against	11,738,309.51	1.572
Abstain	29,143,032.25	3.903
TOTAL	746,697,054.68	100.000
PROPOSAL 3
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	20,850,209,731.63	91.999
Against	704,834,784.31	3.110
Abstain	1,108,359,629.10	4.891
TOTAL	22,663,404,145.04	100.000
PROPOSAL 4
To adopt an Amended and Restated Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	20,280,127,006.44	89.484
Against	1,235,514,939.40	5.452
Abstain	1,147,762,199.20	5.064
TOTAL	22,663,404,145.04	100.000
PROPOSAL 5
To approve an amended management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	599,749,778.62	80.320
Against	100,989,400.23	13.525
Abstain	45,957,875.83	6.155
TOTAL	746,697,054.68	100.000
PROPOSAL 6
To eliminate a fundamental investment policy of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	581,865,021.18	77.925
Against	118,921,400.08	15.927
Abstain	45,910,633.42	6.148
TOTAL	746,697,054.68	100.000
PROPOSAL 7
To amend the fund's fundamental investment limitation concerning diversification.
	# of Votes Cast	% of Votes Cast
Affirmative	594,072,658.84	79.560
Against	109,110,324.33	14.612
Abstain	43,514,071.51	5.828
TOTAL	746,697,054.68	100.000
PROPOSAL 8
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	597,493,309.30	80.018
Against	101,352,989.83	13.574
Abstain	47,850,755.55	6.408
TOTAL	746,697,054.68	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

Robert A. Litterst, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

William O. McCoy *

Marvin L. Mann *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation
Boston, MA

* Independent trustees

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity Cash Reserves

Fidelity Daily Income Trust

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FUS-ANN-0101 122353
1.539126.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com